Jan. 28, 2024

Average Annual Total Returns (for the periods ended December 31, 2023)
Institutional Class Shares	One Year	Since Inception (September 20, 2021)
Return Before Taxes	6.05%	4.64%
Return After Taxes on Distributions	4.55%	3.78%
Return After Taxes on Distributions and Sale of Fund Shares	3.59%	3.19%
ICE BofA 0-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	4.55%	0.75%

CrossingBridge Pre-Merger SPAC ETF
CrossingBridge Pre-Merger SPAC ETF
Investment Objective
The investment objective of the CrossingBridge Pre-Merger SPAC ETF (the “Fund”) is to provide total returns consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses(1)	0.81%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$83	$259	$450	$1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 146.32% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that under normal market conditions will invest at least 80% of its net assets, plus borrowings for investment purposes, in shares of common stock and units of Special Purpose Acquisition Companies (“SPACs”) that have yet to consummate a shareholder-approved merger or business combination. The Fund seeks to invest in publicly-traded SPACs that at the time of purchase are trading at or below the SPAC’s pro rata trust account value. From time to time, the Fund may receive SPAC common stock or units that are trading above the SPAC’s pro rata trust account value as Deposit Securities (defined below).

The Fund will invest primarily in U.S.-listed SPACs, and may also invest in SPACs that are domiciled or listed outside of the U.S., including SPACs listed in Canada, the Cayman Islands, Bermuda and the Virgin Islands.

The Fund may invest in securities offered in a SPAC initial public offering (“IPO”). As part of its participation in a SPAC IPO, pursuant to which the Fund will acquire SPAC common stock or units at or below the pro rata trust account value, the Fund may also receive additional securities that may include founder shares and founder warrants at no additional cost. Such founder shares and founder warrants may have restrictions on resale. Except to the extent that the Fund holds founder shares and founder warrants of a SPAC, the Adviser will submit a redemption notice to a SPAC sponsor or dispose of any SPAC common stock or units held by the Fund generally no later than 10 business days following the consummation of a shareholder-approved merger or business combination. Depending on market pricing, the Fund generally intends to sell warrants that it receives in connection with the purchase of a SPAC’s units in order to reduce the cost basis of each investment, which may generate additional returns for the shareholder.

A SPAC (or “blank check company”) is a company with no commercial operations that is established solely to raise capital through an IPO for the purpose of acquiring an existing operating company. A SPAC is publicly traded and is formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more other operating companies. Generally, a SPAC is formed by sponsors holding founder shares with an approximately 20% equity interest in the SPAC. SPACs may offer units, typically comprised of one share of common stock of the SPAC and a warrant (or portion of a warrant) to purchase common stock of the SPAC or its successor entity upon or after a business combination. A warrant is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time. Typically, a SPAC’s IPO net proceeds are placed in an interest-bearing trust account for the benefit of the SPAC’s common stock shareholders until a merger or business combination is completed or the SPAC is liquidated for not having completed a merger or business combination. The value of the trust account divided by the number of shares issued by a SPAC provides a pro rata trust account value. The SPAC sponsor may have contributed additional monies into the trust account to over-collateralize the amount in excess of the IPO net proceeds. SPACs often have pre-determined time frames to complete a business combination (generally two years) or the SPAC will liquidate. Unless and until a business combination is completed, a SPAC generally invests its IPO net proceeds in U.S. government securities, U.S. agency securities, money market securities and cash, and such assets are held in a trust account.

SPAC common stock shareholders of record have the right to redeem their shares for the pro rata trust account value rather than participating as a shareholder of a successful merger or business combination. Trust account proceeds that were not distributed to common stock shareholders exercising their redemption rights are contributed as cash to the successor entity and those SPAC common stock shareholders not exercising their redemption rights will receive common stock shares of the successor entity.

The Fund may invest up to 20% of its total assets in fixed income securities for cash management purposes or due to a lack of suitable investment opportunities. The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments, floating-rate securities, and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities, convertible bonds and preferred stocks. Floating-rate securities provide interest income that can increase or decrease with interest rates. The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization or security maturity. The Fund will only invest in fixed income securities denominated in U.S. dollars issued by issuers domiciled in North America or developed markets.

Investment decisions for the Fund are made by CrossingBridge Advisors, LLC (the “Adviser”). The Adviser will utilize both quantitative and qualitative analysis to identify investment opportunities with favorable attributes. Quantitative analysis will primarily focus on the current market price relative to a SPAC’s underlying pro rata trust account value as well as the yield to expected liquidation or redemption date. Qualitative analysis may include factors such as a SPAC sponsors’ background and experience, target industry, and terms of an announced transaction (i.e., a publicly announced merger or business combination between a SPAC and a target company). The Adviser tracks publicly-traded SPAC common stock shares and units to evaluate return profiles. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, which may result in a high portfolio turnover rate.

The Fund is deemed to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Risks of Investing in the Fund
Performance
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was 1.74% (for the quarter ended March 31, 2023) and the worst performance was -0.21% (for the quarter ended June 30, 2022).

Average Annual Total Returns(for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).